Commitments and Contingencies - Additional Information - Statoil (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	May 31, 2013 ExtensionOptions	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	10 years
Payments made towards commitment			$ 30,211,000	$ 31,675,000
Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of currently owned interest		67.00%
Expected cost of project		276,000,000
Operating lease arrangement period, lessor			3 years
Additional term of contract			1 year
Number of extension options		12
Payments made towards commitment			53,400,000
Payments due in the year 2015			120,100,000
Payments due in the year 2016			100,900,000
Payments due in the year 2017			$ 1,700,000